Pension and other postretirement benefits	9 Months Ended
Sep. 30, 2011
Pension and other postretirement benefits [Abstract]
Pension and other postretirement benefits
Note 10: Pension and other postretirement benefits

We have historically provided certain health care benefits for a large number of retired U.S. employees. In addition to our retiree health care plan, we also have a supplemental executive retirement plan in the United States. Further information regarding our postretirement benefit plans can be found under the caption “Note 12: Pension and other postretirement benefits” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K. See Note 16 for discussion of the risks associated with the plan assets of our postretirement benefit plan.

Pension and postretirement benefit expense for the quarters ended September 30, 2011 and 2010 consisted of the following components:
	Postretirement benefit plan		Pension plan
	2011	2010	2011	2010
Interest cost	$1,667	$1,820	$41	$45
Expected return on plan assets	(1,963)	(1,806)	-	-
Amortization of prior service credit	(936)	(936)	-	-
Amortization of net actuarial losses	1,354	1,352	-	-
Total periodic benefit expense	$122	$430	$41	$45

Pension and postretirement benefit expense for the nine months ended September 30, 2011 and 2010 consisted of the following components:
	Postretirement benefit plan		Pension plan
	2011	2010	2011	2010
Interest cost	$5,002	$5,461	$123	$135
Expected return on plan assets	(5,888)	(5,419)	-	-
Amortization of prior service credit	(2,807)	(2,807)	-	-
Amortization of net actuarial losses	4,061	4,055	-	-
Total periodic benefit expense	$368	$1,290	$123	$135